FINANCIAL INSTRUMENTS - Changes In Level 3 Items (Details) - Level 3 of fair value hierarchy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Silver Purchase Agreement - silver price derivative
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	$ 1,898	$ 0
Fair value adjustments		1,898
Principal repayment	0
Fair value adjustments	0
Assets (liabilities), ending		1,898
A&R Gold Prepay Agreement - gold price derivative
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	2,916	0
Fair value adjustments		2,916
Principal repayment	0
Fair value adjustments	$ (4,592)
Assets (liabilities), ending		2,916
Commodity Price
Reconciliation of changes in fair value measurement, liabilities [abstract]
Decrease in input	(10.00%)
Increase in input	10.00%
Commodity Price | Silver Purchase Agreement - silver price derivative
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), ending	$ 1,898
Increase (decrease) due to possible decrease in input	2,575
Increase (decrease) due to possible increase in input	(2,575)
Commodity Price | A&R Gold Prepay Agreement - gold price derivative
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), ending	(1,676)
Increase (decrease) due to possible decrease in input	5,118
Increase (decrease) due to possible increase in input	(5,118)
Conversion and change of control rights | Convertible Debentures
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	0	0
Fair value adjustments	1,409	0
Initial recognition	(1,409)
Assets (liabilities), ending	0	0
Forced Conversion Option | Convertible Debentures
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	0	0
Fair value adjustments	(509)	0
Initial recognition	875
Assets (liabilities), ending	366	0
Deferred consideration
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	(45,805)	(42,543)
Fair value adjustments	(1,195)	(3,262)
Principal repayment	47,000
Assets (liabilities), ending	0	(45,805)
Lookback option
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	(730)	(730)
Fair value adjustments	93	0
Principal repayment	0
Assets (liabilities), ending	(637)	(730)
Orion | Conversion and change of control rights
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	(27,029)	(18,534)
Fair value adjustments	18,001	(8,495)
Initial recognition	0
Assets (liabilities), ending	(9,028)	(27,029)
Sprott | Conversion and change of control rights
Reconciliation of changes in fair value measurement, liabilities [abstract]
Assets (liabilities), beginning	(5,299)	(3,895)
Fair value adjustments	3,840	(1,404)
Initial recognition	0
Assets (liabilities), ending	$ (1,459)	$ (5,299)